Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
16.	Cash and Cash Equivalents

As at December 31, 2020 and 2019, this account consists of:

	2020	2019
	(in million pesos)
Cash on hand and in banks (Note 28)	9,526	6,706
Temporary cash investments (Note 28)	30,711	17,663
	40,237	24,369

Cash in banks earn interest at prevailing bank deposit rates.  Temporary cash investments are made for varying periods of up to three months depending on our immediate cash requirements and earn interest at the prevailing temporary cash investment rates.  Due to the short-term nature of such transactions, the carrying value approximates the fair value of our temporary cash investments.  See Note 28 – Financial Assets and Liabilities.

Interest income earned from cash in banks and temporary cash investments amounted to Php560 million, Php1,022 million and Php957 million for the years ended December 31, 2020, 2019 and 2018, respectively.  See Note 5 – Income and Expenses.